CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2022		$ 1,133,030	$ 5,311,953	$ (3,317,652)	$ (861,271)	$ 227,200	$ 1,360,230
Shares repurchased and canceled through buyback program		(10,022)	(10,022)				(10,022)
NCI arising on business combination						1,922	1,922
Options converted to shares			89,432		(89,432)
Share-based payment expense		9,327			9,327		9,327
Other reclassifications related to share-based payment		(559)		867	(1,426)		(559)
Total transactions with owners		(1,254)	79,410	867	(81,531)	1,922	668
Loss for the period	[1]	(1,523,021)		(1,523,021)		(8,334)	(1,531,355)	[2]
Other comprehensive income/(loss)	[1]	626,409			626,409	8,393	634,802	[2]
Total comprehensive (loss)/income	[1]	(896,612)		(1,523,021)	626,409	59	(896,553)	[2]
Ending balance, Equity at Sep. 30, 2023	[1]	235,164	5,391,363	(4,839,806)	(316,393)	229,181	464,345
Beginning balance, Equity at Dec. 31, 2023		109,848	5,394,812	(5,293,394)	8,430	237,506	347,354
Options converted to shares			4,823		(4,823)
Share-based payment expense		9,886			9,886		9,886
Total transactions with owners		9,886	4,823		5,063		9,886
Loss for the period		(1,878,540)		(1,878,540)		(8,727)	(1,887,267)	[2]
Other comprehensive income/(loss)		1,286,365			1,286,365	(22,302)	1,264,063	[2]
Total comprehensive (loss)/income		(592,175)		(1,878,540)	1,286,365	(31,029)	(623,204)	[2]
Ending balance, Equity at Sep. 30, 2024		$ (472,441)	$ 5,399,635	$ (7,171,934)	$ 1,299,858	$ 206,477	$ (265,964)

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).
[2]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).